UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2004

Check here if Amendment [   ]; Amendment Number:
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                      Metropolitan Capital Advisors, Inc.
Address:                   660 Madison Avenue, 20th Floor
                           New York, NY 10021


Form 13F File Number:      028-10700


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Karen Finerman
Title:    President
Phone:    (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman               New York, NY               February 14, 2005
-------------------------    ------------------------         --------------
   [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         None



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      None

Form 13F Information Table Entry Total:                 48

Form 13F Information Table Value Total:                 $331,110
                                                        (thousands)

List of Other Included Managers:                        None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

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
                           FORM 13F INFORMATION TABLE
              1 of 2 Name of Reporting Manager: MDT Advisers, Inc.

Column 1                      Column 2 Column 3 Column 4       Column 5             Column 6                         Column 8

                            Title
                              of       CUSIP       Value       Amount and                    Investment            Voting Authority
Name of Issuer              Class      Number     ($1,000)   Type of Security                Discretion              (Shares)
                                                               Shares or
                                                               Principal       SH/   PUT/
                                                               Amount         PRN   CALL                            Sole

AK Steel Holding Corp         COM      001547108   1,153      79,700.00    SH                SHARED-DEFINED            79,700
AT&T Corp                     COM      001957109      93       4,860.00    SH                SHARED-DEFINED             4,860
B.F. Goodrich & Co            COM      382388106   1,014      31,080.00    SH                SHARED-DEFINED            31,080
Bank of America               COM      060505104   8,886     189,100.00    SH                SHARED-DEFINED           189,100
Bank of America               COM      060505104   6,109     130,000.00    SH       CALL     SHARED-DEFINED           130,000
Bennett Environmental         COM      081906109   1,720     485,200.00    SH                SHARED-DEFINED           485,200
Blockbuster Inc.              CL B     093679207   5,882     667,600.00    SH                SHARED-DEFINED           667,600
Bon-Ton Stores Inc            COM      09776J101     484      30,700.00    SH                SHARED-DEFINED            30,700
Bowne & Co Inc                COM      103043105  11,802     725,800.00    SH                SHARED-DEFINED           725,800
Cheniere Energy Inc           COM NEW  16411R208      32         500.00    SH                SHARED-DEFINED               500
Cheniere Energy Inc           COM NEW  16411R208   5,969      93,700.00    SH       CALL     SHARED-DEFINED            93,700
Citigroup Inc                 COM      172967101  22,336     463,600.00    SH                SHARED-DEFINED           463,600
Citigroup Inc                 COM      172967101   6,340     131,600.00    SH       CALL     SHARED-DEFINED           131,600
Comcast Corp.                 CL A     20030N101   6,189     185,961.00    SH                SHARED-DEFINED           185,961
Cyberonics Inc                COM      23251P102   5,093     245,800.00    SH       CALL     SHARED-DEFINED           245,800
DIRECTV Group Inc.            COM      25459L106  12,294     734,400.00    SH                SHARED-DEFINED           734,400
Echostar Communication        NOTE     278762AG4  14,333  14,000,000.00    PRN               SHARED-DEFINED        14,000,000
First Data  Corp              COM      319963104   1,242      29,200.00    SH                SHARED-DEFINED            29,200
Foot Locker                   COM      344849104   6,277     233,100.00    SH                SHARED-DEFINED           233,100
Fox Entertainment Grp Inc     CL A     35138T107  13,620     435,700.00    SH                SHARED-DEFINED           435,700
Freescale Semiconductor       COM CL A 35687M107   5,554     311,700.00    SH                SHARED-DEFINED           311,700
Freescale Semiconductor       CL B     35687M206   5,723     311,700.00    SH                SHARED-DEFINED           311,700
General Cable Corp            COM      369300108   5,785     417,700.00    SH                SHARED-DEFINED           417,700
Guidant Corp                  COM      401698105   1,853      25,700.00    SH                SHARED-DEFINED            25,700
Guidant Corp                  COM      401698105  39,576     548,900.00    SH       CALL     SHARED-DEFINED           548,900
Hospira Inc                   COM      441060100   6,901     206,000.00    SH                SHARED-DEFINED           206,000
Hudson Highland Group Inc.    COM      443792106   9,207     319,700.00    SH                SHARED-DEFINED           319,700
J. P. Morgan                  COM      46625H100  12,159     311,700.00    SH                SHARED-DEFINED           311,700
Millennium Pharmaceutical     COM      599902103   1,468     120,944.00    SH                SHARED-DEFINED           120,944
NII Holdings Inc.             CL B     62913F201   1,167      24,594.00    SH                SHARED-DEFINED            24,594
Nisource Inc                  COM      65473P105     857      37,600.00    SH                SHARED-DEFINED            37,600
Northrop Grumman Corp         COM      666807102   2,468      45,400.00    SH                SHARED-DEFINED            45,400
Peoplesoft Inc                COM      712713106     257       9,700.00    SH                SHARED-DEFINED             9,700
Peoplesoft Inc                COM      712713106   2,919     110,200.00    SH       CALL     SHARED-DEFINED           110,200
Peoplesoft Inc                COM      712713106     482      18,200.00    SH       PUT      SHARED-DEFINED            18,200
Perry Ellis International     COM      288853104   1,827      89,800.00    SH                SHARED-DEFINED            89,800
Regions Financial Corp.       COM      7591EP100   1,424      40,000.00    SH                SHARED-DEFINED            40,000
Sears Roebuck & Co.           COM      812387108  21,320     417,800.00    SH                SHARED-DEFINED           417,800
Sears Roebuck & Co.           COM      812387108  40,503     793,700.00    SH       PUT      SHARED-DEFINED           793,700
Symantec Corp                 COM      871503108  11,577     449,400.00    SH       CALL     SHARED-DEFINED           449,400
Tenet Healthcare              COM      88033G100      66       6,000.00    SH                SHARED-DEFINED             6,000
Tenet Healthcare              COM      88033G100      60       5,500.00    SH       PUT      SHARED-DEFINED             5,500
Tenet Healthcare              COM      88033G100   3,957     360,400.00    SH       CALL     SHARED-DEFINED           360,400
Tommy Hilfiger Corp           ORD      G8915Z102     895      79,300.00    SH       CALL     SHARED-DEFINED            79,300
Tyco Int'l Jan                COM      902124106   8,470     237,000.00    SH       CALL     SHARED-DEFINED           237,000
Viacom                        CL B     925524308  12,467     342,587.00    SH                SHARED-DEFINED           342,587
Vodafone Airtouch PLC         ADR      92857W100     638      23,300.00    SH                SHARED-DEFINED           23,300
Warwick Valley Telephone Co   COM      936750108     664      29,468.00    SH                SHARED-DEFINED           29,468
Page Total:                                      331,110
Grand Total:                                     331,110

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